Acquisitions (Narrative) (Details) (USD $)	12 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 30, 2011	Dec. 31, 2011 National Beef [Member]	Jun. 30, 2011 Seghesio Family Vineyards [Member]	Dec. 31, 2011 USPB [Member]	Dec. 31, 2011 NBPCo [Member]	Dec. 31, 2011 Exercise Of Put Rights [Member] National Beef [Member]	Dec. 31, 2011 Sale Of Interest [Member] National Beef [Member]
Business Acquisition [Line Items]
Acquisition related costs			$ 14,834,000
Aggregate net cash consideration paid for interest acquired			867,869,000	86,018,000
Aggregate cash consideration paid for interest acquired			875,369,000
Percentage of interest sold								0.70%
Payment for redemption of ownership							75,947,000
Ownership percentage due to acquisition			76.10%				79.60%
Ownership percentage			78.90%
Noncontrolling interest percentage					15.10%	5.30%
Put right exercise percentage							5.10%
Proceeds from sale of interests	7,500,000
Business acquisition purchase price allocation, amortizable intangible assets			809,569,000	22,250,000
Amortization years				17
Business acquisition, purchase price allocation, inventory		280,499,000		12,822,000
Business acquisition, purchase price allocation, goodwill			8,915,000	1,053,000
Cash purchase price allocated as to property, equipment and leasehold improvements		$ 446,166,000		$ 48,503,000